UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22048
Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 68.9%

		Principal
Security		Amount	Value

Albania — 0.7%

Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,990,921

Total Albania			$4,990,921

Bermuda — 0.1%

Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$958,408

Total Bermuda			$958,408

Brazil — 4.4%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	468,142	$291,565
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,847,144
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	5,118,000	3,127,992
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	20,289,000	12,149,928
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	10,405,000	5,951,195
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	9,400,000	5,157,691
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	423,462

Total Brazil			$30,948,977

Chile — 1.2%

Government of Chile, 2.10%, 9/1/15(2)	CLP	86,823,160	$185,235
Government of Chile, 3.00%, 1/1/15(2)	CLP	759,702,650	1,677,286
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	150,330
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	5,048,991
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	994,542

Total Chile			$8,056,384

Colombia — 4.0%

Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$5,888,099
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	5,758,032
Republic of Colombia, 12.00%, 10/22/15	COP	15,960,000,000	11,643,211
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	1,749,800,000	1,045,749
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	6,500,000,000	3,697,315

Total Colombia			$28,032,406

Congo — 0.2%

Republic of Congo, 3.00%, 6/30/29	USD	2,333,200	$1,481,582

Total Congo			$1,481,582

Costa Rica — 0.0%(3)

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	52,816,999	$85,238
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	5,933,671	10,851

Total Costa Rica			$96,089

Dominican Republic — 1.2%

Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$1,037,365
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	107,000,000	2,873,343
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	82,000,000	2,229,445
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	67,800,000	1,848,550

Total Dominican Republic			$7,988,703

Egypt — 0.0%(3)

Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$268,547

Total Egypt			$268,547

Greece — 0.0%(3)

Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$202,188

Total Greece			$202,188

Hungary — 7.3%

Hungary Government Bond, 5.50%, 2/12/14	HUF	1,525,600,000	$8,381,960
Hungary Government Bond, 5.50%, 2/12/16	HUF	862,500,000	4,600,340
Hungary Government Bond, 6.00%, 10/24/12	HUF	676,970,000	3,790,710
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	998,347
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	3,154,647
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	4,448,751
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	8,693,098
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	6,246,492
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,829,041
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	4,595,050
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	3,868,543
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	351,917

Total Hungary			$50,958,896

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Indonesia — 8.5%

Indonesia Government, 7.375%, 9/15/16	IDR	43,648,000,000	$5,233,795
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	568,690
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,664,263
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,245,348
Indonesia Government, 9.00%, 9/15/18	IDR	42,550,000,000	5,386,455
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,282,049
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	4,517,429
Indonesia Government, 9.50%, 7/15/31	IDR	58,734,000,000	7,294,885
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	3,471,017
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,364,104
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,928,947
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,105,817
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	2,977,223
Indonesia Government, 10.50%, 8/15/30	IDR	24,610,000,000	3,297,282
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,431,866
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,068,861
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,329,151
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,204,891
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,638,098

Total Indonesia			$59,010,171

Israel — 0.1%

Israel Government Bond, 3.00%, 10/31/19(2)	ILS	569,005	$177,614
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	1,443,765	486,232

Total Israel			$663,846

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$395,645

Total Macedonia			$395,645

Malaysia — 3.8%

Malaysia Government, 2.509%, 8/27/12	MYR	3,800,000	$1,276,040
Malaysia Government, 3.21%, 5/31/13	MYR	5,925,000	2,001,058
Malaysia Government, 3.502%, 5/31/27	MYR	4,125,000	1,251,621
Malaysia Government, 3.70%, 5/15/13	MYR	6,355,000	2,167,098
Malaysia Government, 3.741%, 2/27/15	MYR	24,076,000	8,230,481
Malaysia Government, 4.012%, 9/15/17	MYR	10,786,000	3,696,732
Malaysia Government, 4.24%, 2/7/18	MYR	15,775,000	5,458,640
Malaysia Government, 4.378%, 11/29/19	MYR	3,750,000	1,304,682
Malaysia Government, 4.498%, 4/15/30	MYR	3,480,000	1,166,886

Total Malaysia			$26,553,238

Mexico — 4.6%

Government of Mexico, 7.25%, 12/15/16	MXN	20,800,000	$1,858,353
Government of Mexico, 7.50%, 6/3/27	MXN	30,480,000	2,579,959
Government of Mexico, 7.75%, 12/14/17	MXN	9,500,000	865,767
Government of Mexico, 8.00%, 12/19/13	MXN	61,900,000	5,671,805
Government of Mexico, 8.00%, 6/11/20	MXN	21,018,000	1,933,334
Government of Mexico, 8.50%, 12/13/18	MXN	6,832,600	647,155
Government of Mexico, 8.50%, 11/18/38	MXN	36,100,000	3,278,230
Government of Mexico, 9.00%, 12/20/12	MXN	39,000,000	3,590,790
Government of Mexico, 9.50%, 12/18/14	MXN	23,060,000	2,220,925
Government of Mexico, 10.00%, 12/5/24	MXN	63,550,000	6,701,299
Government of Mexico, 10.00%, 11/20/36	MXN	23,470,000	2,459,195

Total Mexico			$31,806,812

Montenegro — 0.4%

Republic of Montenegro, 7.875%, 9/14/15	EUR	2,000,000	$3,073,535

Total Montenegro			$3,073,535

Peru — 1.5%

Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	$869,942
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	762,649
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	657,279
Republic of Peru, 7.84%, 8/12/20(5)	PEN	7,570,000	2,811,599
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	419,697
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,172,291
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,112,991
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	713,278

Total Peru			$10,519,726

Philippines — 1.0%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,182,298
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,389,954

Total Philippines			$6,572,252

Poland — 0.8%

Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,834,622	$712,197
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	757,354
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,302,976
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,969,536

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Poland (continued)

Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	$1,119,692

Total Poland			$5,861,755

Russia — 3.3%

Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	600,000,000	$23,293,371

Total Russia			$23,293,371

Serbia — 1.3%

Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,958,668
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	5,116,948
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	55,500,000	654,286

Total Serbia			$8,729,902

South Africa — 8.1%

Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,069,759	$962,328
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,183,120	930,152
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	32,470,528	4,981,617
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	2,939,171	585,506
Republic of South Africa, 6.25%, 3/31/36	ZAR	22,825,000	2,589,499
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	6,206,137
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,482,766
Republic of South Africa, 7.25%, 1/15/20	ZAR	51,600,000	7,319,906
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	5,332,134
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,976,365
Republic of South Africa, 8.75%, 12/21/14	ZAR	10,290,000	1,642,168
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	5,362,585
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	14,982,409

Total South Africa			$56,353,572

Sri Lanka — 0.1%

Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$958,360

Total Sri Lanka			$958,360

Taiwan — 0.4%

Taiwan Government Bond, 0.25%, 10/21/11	TWD	12,500,000	$436,099
Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	2,592,669

Total Taiwan			$3,028,768

Thailand — 5.0%

Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$737,018
Kingdom of Thailand, 3.625%, 6/16/23	THB	75,523,000	2,488,724
Kingdom of Thailand, 3.85%, 12/12/25	THB	74,315,000	2,459,759
Kingdom of Thailand, 3.875%, 6/13/19	THB	93,235,000	3,206,013
Kingdom of Thailand, 4.25%, 3/13/13	THB	168,678,000	5,761,368
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,190,772
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,095,335
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	3,158,233
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,732,613
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,727,236

Total Thailand			$34,557,071

Turkey — 10.1%

Turkey Government Bond, 0.00%, 4/25/12	TRY	19,569,000	$11,908,656
Turkey Government Bond, 0.00%, 8/8/12	TRY	11,410,000	6,774,584
Turkey Government Bond, 0.00%, 11/7/12	TRY	17,860,000	10,367,489
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	9,714,335	7,063,171
Turkey Government Bond, 8.00%, 10/9/13	TRY	7,015,000	4,531,386
Turkey Government Bond, 10.00%, 1/9/13	TRY	8,595,000	5,776,620
Turkey Government Bond, 10.00%, 4/10/13	TRY	7,165,000	4,825,658
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	5,325,446
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	4,324,416
Turkey Government Bond, 11.00%, 8/6/14	TRY	9,221,000	6,415,900
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,262,768
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	886,829
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	1,008,212

Total Turkey			$70,471,135

Uruguay — 0.1%

Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	14,668,276	$932,233

Total Uruguay			$932,233

Venezuela — 0.6%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	6,137,000	$3,513,433
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	1,368,100	932,360

Total Venezuela			$4,445,793

Total Foreign Government Bonds
(identified cost $453,593,579)			$481,210,286

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Mortgage Pass-Throughs — 2.0%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
7.00%, with maturity at 2032	$3,184,973	$3,654,970
7.50%, with maturity at 2034	701,134	823,518

		$4,478,488

Federal National Mortgage Association:
2.734%, with maturity at 2035(6)	$1,649,375	$1,722,086
4.378%, with maturity at 2035(6)	1,379,787	1,494,482
6.50%, with various maturities to 2033	3,084,845	3,364,571
7.00%, with maturity at 2033	1,296,296	1,495,093
8.50%, with maturity at 2032	1,164,130	1,428,521

		$9,504,753

Total Mortgage Pass-Throughs
(identified cost $13,622,634)		$13,983,241

U.S. Government Agency Obligations — 1.1%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,366,900
5.25%, 12/9/22	2,700,000	3,017,444

Total U.S. Government Agency Obligations
(identified cost $7,801,968)		$7,384,344

Precious Metals — 1.8%

Description	Troy Ounces	Value

Gold(7)	2,421	$3,783,733
Platinum(7)	4,784	8,952,341

Total Precious Metals
(identified cost $11,651,853)		$12,736,074

Currency Options Purchased — 0.0%(3)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Euro Put Option	EUR	5,600	EUR	1.22	5/11/11	$0
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	61,960

Total Currency Options Purchased
(identified cost $591,330)						$61,960

Put Options Purchased — 0.0%(3)

	Number of		Strike		Expiration
Description	Contracts		Price		Date	Value

KOSPI 200 Index		28,650,000	KRW	205	10/13/11	$14,914
KOSPI 200 Index		28,650,000	KRW	200	10/11/12	92,101
Light Sweet Crude Oil Future 12/11		6	USD	80	11/15/11	5,280

Total Put Options Purchased
(identified cost $547,687)						$112,295

Short-Term Investments — 23.3%

Foreign Government Securities — 17.4%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 0.9%

Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	10,400	$6,479,407

Total Brazil			$6,479,407

Colombia — 0.1%

Titulos De Tesoreria B, 0.00%, 4/26/12	COP	1,178,600	$635,652

Total Colombia			$635,652

Croatia — 1.4%

Croatia Treasury Bill, 0.00%, 5/5/11	EUR	341	$504,942
Croatia Treasury Bill, 0.00%, 6/2/11	EUR	700	1,035,197
Croatia Treasury Bill, 0.00%, 6/16/11	EUR	819	1,210,073
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	307	451,321
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	592	869,269
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	3,467	5,087,722
Croatia Treasury Bill, 0.00%, 9/22/11	EUR	540	791,949

Total Croatia			$9,950,473

Egypt — 0.2%

Egypt Treasury Bill, 0.00%, 7/12/11	EGP	3,600	$592,335
Egypt Treasury Bill, 0.00%, 8/2/11	EGP	1,900	310,548
Egypt Treasury Bill, 0.00%, 8/9/11	EGP	4,700	766,504

Total Egypt			$1,669,387

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia — 0.2%

Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,500	$1,500,000

Total Georgia			$1,500,000

Ghana — 0.3%

Ghana Government Bond, 14.47%, 12/15/11	GHS	3,062	$2,079,345

Total Ghana			$2,079,345

Hong Kong — 1.5%

Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	34,000	$4,377,725
Hong Kong Treasury Bill, 0.00%, 7/20/11	HKD	9,500	1,222,693
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	34,000	4,375,544
Hong Kong Treasury Bill, 0.00%, 9/7/11	HKD	3,500	450,918

Total Hong Kong			$10,426,880

Iceland — 0.0%(3)

Iceland Treasury Bill, 0.00%, 5/16/11	ISK	7,518	$57,486
Iceland Treasury Bill, 0.00%, 6/15/11	ISK	12,310	93,897

Total Iceland			$151,383

Indonesia — 0.8%

Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	4,826,000	$563,317
Indonesia Treasury Bill, 0.00%, 6/9/11	IDR	3,655,000	424,165
Indonesia Treasury Bill, 0.00%, 6/23/11	IDR	4,380,000	507,039
Indonesia Treasury Bill, 0.00%, 7/6/11	IDR	6,759,000	781,062
Indonesia Treasury Bill, 0.00%, 7/7/11	IDR	9,106,000	1,054,003
Indonesia Treasury Bill, 0.00%, 7/20/11	IDR	16,548,000	1,910,775

Total Indonesia			$5,240,361

Israel — 3.5%

Israel Treasury Bill, 0.00%, 5/4/11	ILS	4,556	$1,347,321
Israel Treasury Bill, 0.00%, 6/1/11	ILS	17,435	5,145,139
Israel Treasury Bill, 0.00%, 7/6/11	ILS	1,746	513,700
Israel Treasury Bill, 0.00%, 8/3/11	ILS	9,306	2,730,425
Israel Treasury Bill, 0.00%, 9/7/11	ILS	12,718	3,724,920
Israel Treasury Bill, 0.00%, 10/5/11	ILS	6,204	1,810,135
Israel Treasury Bill, 0.00%, 11/2/11	ILS	22,957	6,680,795
Israel Treasury Bill, 0.00%, 2/29/12	ILS	8,112	2,333,587

Total Israel			$24,286,022

Kazakhstan — 2.1%

Kazakhstan National Bank, 0.00%, 5/13/11	KZT	119,000	$815,844
Kazakhstan National Bank, 0.00%, 5/27/11	KZT	271,637	1,861,850
Kazakhstan National Bank, 0.00%, 6/3/11	KZT	25,800	176,811
Kazakhstan National Bank, 0.00%, 6/10/11	KZT	355,008	2,432,536
Kazakhstan National Bank, 0.00%, 6/17/11	KZT	151,305	1,036,564
Kazakhstan National Bank, 0.00%, 7/8/11	KZT	134,321	919,639
Kazakhstan National Bank, 0.00%, 7/15/11	KZT	55,867	382,406
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	164,968	1,128,911
Kazakhstan National Bank, 0.00%, 7/29/11	KZT	485,279	3,319,969
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	416,900	2,849,591
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	4,386	29,679

Total Kazakhstan			$14,953,800

Lebanon — 0.6%

Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	386,000	$255,208
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	179,220	118,315
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	1,727,060	1,138,432
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	72,000	47,379
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	192,250	125,805
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	3,479,130	2,272,150
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	358,450	241,055
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	179,220	120,523
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	179,220	122,059

Total Lebanon			$4,440,926

Malaysia — 1.0%

Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	3,612	$1,218,726
Malaysia Treasury Bill, 0.00%, 6/2/11	MYR	495	166,734
Malaysia Treasury Bill, 0.00%, 6/16/11	MYR	6,620	2,227,261
Malaysia Treasury Bill, 0.00%, 7/14/11	MYR	10,961	3,680,809

Total Malaysia			$7,293,530

Philippines — 0.4%

Philippine Treasury Bill, 0.00%, 6/8/11	PHP	34,840	$812,905
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	34,840	811,838
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	51,300	1,193,475

Total Philippines			$2,818,218

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Romania — 1.2%

Romania Treasury Bill, 0.00%, 11/9/11	RON	7,160	$2,512,537
Romania Treasury Bill, 0.00%, 12/14/11	RON	2,200	767,939
Romania Treasury Bill, 0.00%, 3/21/12	RON	9,520	3,248,551
Romania Treasury Bill, 0.00%, 4/11/12	RON	4,990	1,700,901

Total Romania			$8,229,928

Serbia — 0.4%

Serbia Treasury Bill, 0.00%, 12/13/11	RSD	37,420	$517,046
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	146,950	1,964,345
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	29,480	392,282

Total Serbia			$2,873,673

South Korea — 0.6%

Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	637,100	$593,699
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	181,250	168,907
Korea Monetary Stabilization Bond, 0.00%, 6/7/11	KRW	239,490	222,724
Korea Monetary Stabilization Bond, 0.00%, 7/5/11	KRW	649,960	602,878
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	2,511,600	2,318,056

Total South Korea			$3,906,264

Sri Lanka — 0.4%

Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	60,920	$546,367
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	22,030	196,842
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	17,130	146,638
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	9,720	83,082
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	14,370	122,632
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	180,600	1,528,609

Total Sri Lanka			$2,624,170

Turkey — 0.4%

Turkey Government Bond, 0.00%, 5/11/11	TRY	285	$186,948
Turkey Government Bond, 0.00%, 11/16/11	TRY	4,630	2,918,940

Total Turkey			$3,105,888

Uruguay — 0.9%

Uruguay Treasury Bill, 0.00%, 5/10/11	UYU	859	$45,451
Uruguay Treasury Bill, 0.00%, 5/25/11	UYU	12,500	659,777
Uruguay Treasury Bill, 0.00%, 6/15/11	UYU	8,600	452,031
Uruguay Treasury Bill, 0.00%, 6/16/11	UYU	32,000	1,681,614
Uruguay Treasury Bill, 0.00%, 6/21/11	UYU	6,910	362,733
Uruguay Treasury Bill, 0.00%, 7/5/11	UYU	9,773	511,456
Uruguay Treasury Bill, 0.00%, 7/7/11	UYU	3,550	185,702
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	12,355	641,324
Uruguay Treasury Bill, 0.00%, 8/18/11	UYU	4,625	239,685
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	5,327	275,286
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	6,200	319,168
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	6,725	343,201
Uruguay Treasury Bill, 0.00%, 11/22/11	UYU	13,225	669,569

Total Uruguay			$6,386,997

Zambia — 0.5%

Zambia Treasury Bill, 0.00%, 5/9/11	ZMK	655,000	$138,992
Zambia Treasury Bill, 0.00%, 6/13/11	ZMK	1,245,000	262,727
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	2,005,000	416,882
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	1,515,000	313,791
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	2,910,000	597,638
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	4,170,000	845,472
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	540,000	106,981
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	3,225,000	637,071

Total Zambia			$3,319,554

Total Foreign Government Securities
(identified cost $117,995,144)			$122,371,858

U.S. Treasury Obligations — 0.3%

		Principal
		Amount
Security		(000’s omitted)	Value

United States Treasury Bill, 0.00%, 6/23/11(8)		$2,000	$1,999,966
United States Treasury Bill, 0.00%, 7/28/11(8)		267	266,881
United States Treasury Bill, 0.00%, 10/6/11		71	71,273

Total U.S. Treasury Obligations
(identified cost $2,337,615)			$2,338,120

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 0.8%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America, dated 4/27/11 with a maturity date of 7/1/11, an interest rate of 0.75% and repurchase proceeds of EUR 3,560,147, collateralized by EUR 3,610,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $5,309,664.	EUR	3,556	$5,266,748

Total Repurchase Agreements
(identified cost $5,260,343)			$5,266,748

Other Securities — 4.8%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(9)		$33,262	$33,261,562

Total Other Securities
(identified cost $33,261,562)			$33,261,562

Total Short-Term Investments
(identified cost $158,854,664)			$163,238,288

Total Investments — 97.1%
(identified cost $646,663,715)			$678,726,488

Other Assets, Less Liabilities — 2.9%			$20,361,003

Net Assets — 100.0%			$699,087,491

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EGP	- Egyptian Pound
EUR	- Euro
GHS	- Ghanaian Cedi
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KRW	- South Korean Won
KZT	- Kazak Tenge
LBP	- Lebanese Pound
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
RUB	- Russian Ruble
THB	- Thailand Baht
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand
ZMK	- Zambian Kwacha

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $27,278,700 or 3.9% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2011.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short

Foreign Government Bonds

		Principal
		Amount
Security		(000’s omitted)	Value

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,530,054)

Total Foreign Government Bonds
(proceeds $4,174,334)			$(4,530,054)

Total Securities Sold Short
(proceeds $4,174,334)			$(4,530,054)

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments —
Securities of unaffiliated issuers, at value (identified cost, $601,750,300)	$632,728,852
Affiliated investment, at value (identified cost, $33,261,562)	33,261,562
Precious metals, at value (identified cost, $11,651,853)	12,736,074

Total Investments, at value (identified cost $646,663,715)	$678,726,488

Cash	$879,659
Cash collateral on deposit at broker	10,950
Foreign currency, at value (identified cost, $9,020,306)	9,094,468
Interest and dividends receivable	10,040,478
Interest receivable from affiliated investment	4,593
Receivable for investments sold	5,366,271
Receivable for variation margin on open financial futures contracts	525,102
Receivable for open forward foreign currency exchange contracts	14,641,300
Receivable for closed forward foreign currency exchange contracts	682,690
Receivable for open swap contracts	2,041,166
Receivable for closed swap contracts	54,363
Receivable for closed options	87,183
Premium paid on open swap contracts	3,118,935

Total assets	$725,273,646

Liabilities

Payable for investments purchased	$11,124,410
Payable for variation margin on open financial futures contracts	30,091
Payable for open forward commodity contracts	795,970
Payable for open forward foreign currency exchange contracts	4,177,331
Payable for closed forward foreign currency exchange contracts	360,479
Payable for open swap contracts	3,991,714
Payable for securities sold short, at value (proceeds, $4,174,334)	4,530,054
Premium received on open swap contracts	148,474
Payable to affiliates:
Investment adviser fee	354,616
Trustees’ fees	1,440
Interest payable for securities sold short	95,912
Accrued expenses	575,664

Total liabilities	$26,186,155

Net Assets applicable to investors’ interest in Portfolio	$699,087,491

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$659,573,780
Net unrealized appreciation	39,513,711

Total	$699,087,491

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest (net of foreign taxes, $664,033)	$15,259,134
Interest allocated from affiliated investment	30,845
Expenses allocated from affiliated investment	(1,526)

Total investment income	$15,288,453

Expenses

Investment adviser fee	$1,760,150
Trustees’ fees and expenses	9,560
Custodian fee	267,945
Legal and accounting services	98,346
Interest expense on securities sold short	35,225
Miscellaneous	2,538

Total expenses	$2,173,764

Deduct —
Reduction of custodian fee	$163

Total expense reductions	$163

Net expenses	$2,173,601

Net investment income	$13,114,852

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,008,768
Investment transactions allocated from affiliated investment	532
Financial futures contracts	22,869
Swap contracts	(280,413)
Forward commodity contracts	(19,234)
Foreign currency and forward foreign currency exchange contract transactions	4,578,370

Net realized gain	$6,310,892

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $1,055,072 from precious metals)	$13,970,781
Securities sold short	(355,720)
Financial futures contracts	(466,989)
Swap contracts	(2,611,942)
Forward commodity contracts	(795,970)
Foreign currency and forward foreign currency exchange contracts	11,496,916

Net change in unrealized appreciation (depreciation)	$21,237,076

Net realized and unrealized gain	$27,547,968

Net increase in net assets from operations	$40,662,820

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$13,114,852	$8,940,269
Net realized gain from investment transactions, financial futures contracts, swap contracts, written options, forward commodity contracts and foreign currency and forward foreign currency exchange contract transactions	6,310,892	6,405,538
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	21,237,076	14,299,069

Net increase in net assets from operations	$40,662,820	$29,644,876

Capital transactions —
Contributions	$286,938,428	$270,094,823
Withdrawals	(29,161,627)	(15,131,692)

Net increase in net assets from capital transactions	$257,776,801	$254,963,131

Net increase in net assets	$298,439,621	$284,608,007

Net Assets

At beginning of period	$400,647,870	$116,039,863

At end of period	$699,087,491	$400,647,870

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011					Period Ended
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.80	%(3)(4)	0.93%	0.91%	0.96%	1.13	%(3)
Net investment income	4.83	%(3)	5.30%	5.70%	5.51%	5.25	%(3)
Portfolio Turnover	9	%(5)	17%	26%	38%	2	%(5)

Total Return	6.00	%(5)	19.03%	30.48%	(13.13)%	10.48	%(5)

Net assets, end of period (000’s omitted)	$699,087		$400,648	$116,040	$60,837	$55,813

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes interest expense on securities sold short of 0.01%.

(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 74.8%, 21.1%, 3.9% and 0.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $13,125,415 or 1.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York Composite mean quotation reported by Bloomberg at the valuation time.

Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are valued based on interpolated rates derived from forward rates as provided by brokers for specific settlement periods. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized

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Notes to Consolidated Financial Statements (Unaudited) — continued

appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

S Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion up to $2 billion, 0.600% from $2 billion up to $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee totaled $1,760,150 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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Notes to Consolidated Financial Statements (Unaudited) — continued

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$217,825,968	$1,307,415
U.S. Government and Agency Securities	—	33,469,296

	$217,825,968	$34,776,711

Included in sales are proceeds of $19,479,035 from the sale of securities by the Portfolio to investment companies advised by EVM or its affiliates. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$649,153,721

Gross unrealized appreciation	$36,224,518
Gross unrealized depreciation	(6,651,751)

Net unrealized appreciation	$29,572,767

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

6/28/11	Gold 1,972 Troy Ounces	United States Dollar 2,834,780	Citigroup Global Markets	$(256,793)
10/27/11	Gold 1,462 Troy Ounces	United States Dollar 2,083,744	Citigroup Global Markets	(208,337)
4/26/12	Gold 2,480 Troy Ounces	United States Dollar 3,559,658	Citigroup Global Markets	(330,840)

				$(795,970)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 6,107,419	United States Dollar 4,025,454	Deutsche Bank	$10,057
5/3/11	South African Rand 2,653,432	United States Dollar 401,731	Standard Bank	(2,448)
5/4/11	Euro 453,910	United States Dollar 645,234	Deutsche Bank	(27,057)
5/4/11	Israeli Shekel 1,696,000	United States Dollar 454,022	Barclays Bank PLC	(47,690)
5/4/11	Israeli Shekel 2,860,000	United States Dollar 760,032	Citigroup Global Markets	(86,016)
5/4/11	New Zealand Dollar 3,627,900	United States Dollar 2,758,525	Credit Suisse	(177,157)
5/4/11	New Zealand Dollar 1,035,000	United States Dollar 786,595	Goldman Sachs, Inc.	(50,923)
5/4/11	New Zealand Dollar 1,034,600	United States Dollar 786,586	HSBC Bank USA	(50,608)
5/4/11	New Zealand Dollar 489,800	United States Dollar 371,954	JPMorgan Chase Bank	(24,390)
5/4/11	Serbian Dinar 84,685,000	Euro 851,962	Deutsche Bank	(4,488)
5/5/11	Euro 341,000	United States Dollar 446,846	HSBC Bank USA	(58,198)
5/19/11	Japanese Yen 232,125,000	United States Dollar 2,788,556	Goldman Sachs, Inc.	(73,278)
5/20/11	Euro 569,857	United States Dollar 833,419	Deutsche Bank	(10,231)
5/20/11	Euro 281,107	United States Dollar 410,746	Goldman Sachs, Inc.	(5,421)
5/20/11	Euro 11,105,843	United States Dollar 15,914,673	HSBC Bank USA	(527,071)
5/20/11	Euro 11,105,843	United States Dollar 15,836,654	JPMorgan Chase Bank	(605,090)
5/23/11	Euro 1,570,000	United States Dollar 2,244,158	Standard Bank	(79,971)
6/1/11	Israeli Shekel 4,955,000	United States Dollar 1,353,271	Barclays Bank PLC	(110,430)
6/2/11	Euro 700,000	United States Dollar 856,310	HSBC Bank USA	(179,642)
6/15/11	South African Rand 774,936	United States Dollar 110,884	Bank of America	(6,468)
6/16/11	Euro 819,000	United States Dollar 1,009,999	Citigroup Global Markets	(201,605)
7/6/11	Israeli Shekel 1,746,000	United States Dollar 472,467	Deutsche Bank	(42,473)
7/15/11	Sri Lankan Rupee 60,920,000	United States Dollar 512,665	HSBC Bank USA	(39,384)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

8/3/11	Israeli Shekel 9,305,600	United States Dollar 2,667,049	Deutsche Bank	$(74,327)
8/5/11	Sri Lankan Rupee 22,030,000	United States Dollar 189,505	HSBC Bank USA	(9,826)
8/25/11	Euro 307,000	United States Dollar 386,851	Deutsche Bank	(66,342)
9/7/11	Israeli Shekel 3,412,100	United States Dollar 976,141	Barclays Bank PLC	(27,497)
9/7/11	Israeli Shekel 9,305,600	United States Dollar 2,661,937	Deutsche Bank	(75,221)
9/8/11	Euro 592,000	United States Dollar 751,745	Citigroup Global Markets	(121,749)
9/15/11	Euro 3,467,000	United States Dollar 4,502,038	Deutsche Bank	(612,295)
9/22/11	Euro 540,000	United States Dollar 707,697	Goldman Sachs, Inc.	(88,693)
10/5/11	Israeli Shekel 6,203,700	United States Dollar 1,772,739	Citigroup Global Markets	(49,780)
11/2/11	Israeli Shekel 19,627,000	United States Dollar 5,368,435	Barclays Bank PLC	(390,491)
11/2/11	Israeli Shekel 1,500,000	United States Dollar 405,351	Deutsche Bank	(34,777)
2/29/12	Israeli Shekel 5,553,000	United States Dollar 1,518,458	Deutsche Bank	(102,577)
3/9/12	Sri Lankan Rupee 17,130,000	United States Dollar 152,402	Standard Chartered Bank	(274)
3/16/12	Sri Lankan Rupee 9,720,000	United States Dollar 85,942	Standard Chartered Bank	(656)
3/23/12	Sri Lankan Rupee 14,370,000	United States Dollar 127,450	HSBC Bank USA	(524)
4/27/12	Sri Lankan Rupee 180,600,000	United States Dollar 1,595,406	Standard Chartered Bank	(9,760)

				$(4,064,771)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 6,107,419	United States Dollar 3,787,859	JPMorgan Chase Bank	$227,538
5/3/11	Romanian Leu 7,938,000	Euro 1,950,488	Credit Suisse	(4,780)
5/3/11	Thai Baht 148,200,000	United States Dollar 4,835,237	Standard Chartered Bank	129,588
5/4/11	Czech Koruna 13,237,000	Euro 539,191	Deutsche Bank	12,278
5/4/11	Israeli Shekel 4,335,900	United States Dollar 1,267,733	Bank of America	14,917
5/4/11	Israeli Shekel 5,439,034	United States Dollar 1,624,562	Bank of America	(15,582)
5/4/11	Israeli Shekel 7,389,216	United States Dollar 2,141,367	Credit Suisse	44,518
5/4/11	Israeli Shekel 4,340,160	United States Dollar 1,264,321	Credit Suisse	19,590
5/4/11	Israeli Shekel 2,801,700	United States Dollar 820,879	Credit Suisse	7,923
5/4/11	Israeli Shekel 1,116,710	United States Dollar 325,844	Standard Bank	4,502
5/4/11	Serbian Dinar 57,083,000	Euro 573,524	Credit Suisse	4,138
5/4/11	Serbian Dinar 27,602,000	Euro 278,190	Raiffeisen Zentralbank	717
5/5/11	Mexican Peso 293,734,056	United States Dollar 24,798,147	Citigroup Global Markets	713,409
5/5/11	Mexican Peso 32,126,000	United States Dollar 2,765,073	Credit Suisse	25,153
5/6/11	Polish Zloty 22,597,883	Euro 5,589,454	Credit Suisse	232,678
5/9/11	Czech Koruna 80,338,000	Euro 3,284,532	Citigroup Global Markets	57,061
5/10/11	Mexican Peso 11,903,502	United States Dollar 983,314	Citigroup Global Markets	50,073
5/10/11	Mexican Peso 24,280,000	United States Dollar 1,999,094	Deutsche Bank	108,741
5/10/11	Thai Baht 315,825,000	United States Dollar 10,279,089	Bank of America	297,448
5/10/11	Thai Baht 300,000,000	United States Dollar 9,760,859	Barclays Bank PLC	285,721
5/11/11	Indonesian Rupiah 6,145,000,000	United States Dollar 682,778	Barclays Bank PLC	34,631
5/11/11	Indonesian Rupiah 5,525,000,000	United States Dollar 613,889	Credit Suisse	31,137
5/11/11	Indonesian Rupiah 2,520,000,000	United States Dollar 280,000	Standard Chartered Bank	14,202

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/11/11	New Turkish Lira 6,107,419	United States Dollar 4,019,626	Deutsche Bank	$(10,404)
5/13/11	Polish Zloty 47,002,000	Euro 11,815,782	Standard Bank	194,194
5/13/11	Russian Ruble 231,060,000	United States Dollar 8,204,673	HSBC Bank USA	221,688
5/16/11	Czech Koruna 55,600,000	Euro 2,278,035	Bank of America	32,663
5/16/11	Indian Rupee 37,500,000	United States Dollar 822,008	Goldman Sachs, Inc.	24,034
5/16/11	New Taiwan Dollar 15,840,000	United States Dollar 540,928	Citigroup Global Markets	12,211
5/18/11	Swedish Krona 47,394,000	Euro 5,245,949	Goldman Sachs, Inc.	70,487
5/19/11	Indonesian Rupiah 12,405,000,000	United States Dollar 1,428,160	Credit Suisse	19,821
5/20/11	Indonesian Rupiah 1,815,000,000	United States Dollar 208,573	Barclays Bank PLC	3,279
5/20/11	Indonesian Rupiah 1,566,000,000	United States Dollar 180,000	Deutsche Bank	2,788
5/20/11	Indonesian Rupiah 1,925,000,000	United States Dollar 221,264	Standard Chartered Bank	3,427
5/23/11	Czech Koruna 46,978,208	Euro 1,921,713	Credit Suisse	32,493
5/23/11	Indonesian Rupiah 2,833,620,000	United States Dollar 317,102	Citigroup Global Markets	13,625
5/23/11	Indonesian Rupiah 17,270,000,000	United States Dollar 1,980,050	Credit Suisse	35,619
5/23/11	Indonesian Rupiah 3,058,180,000	United States Dollar 342,231	Goldman Sachs, Inc.	14,704
5/23/11	Serbian Dinar 15,139,223	Euro 148,526	Deutsche Bank	5,299
5/23/11	Serbian Dinar 58,293,000	Euro 571,500	Standard Bank	20,984
5/23/11	Singapore Dollar 3,264,000	United States Dollar 2,560,602	Deutsche Bank	105,930
5/24/11	Indonesian Rupiah 22,000,000,000	United States Dollar 2,452,346	Citigroup Global Markets	115,328
5/24/11	Thai Baht 331,700,000	United States Dollar 10,818,656	Citigroup Global Markets	280,051
5/26/11	Yuan Renminbi 4,609,500	United States Dollar 700,000	Bank of America	12,703
5/26/11	Yuan Renminbi 9,223,200	United States Dollar 1,400,000	Barclays Bank PLC	26,056
5/26/11	Yuan Renminbi 4,610,200	United States Dollar 700,000	Citigroup Global Markets	12,811

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/31/11	Indian Rupee 30,000,000	United States Dollar 664,452	Bank of America	$10,466
5/31/11	Indian Rupee 39,200,000	United States Dollar 868,025	Standard Chartered Bank	13,868
5/31/11	Norwegian Krone 32,130,000	Euro 4,066,497	Credit Suisse	95,713
5/31/11	Norwegian Krone 14,000,000	Euro 1,798,018	Goldman Sachs, Inc.	3,041
5/31/11	Polish Zloty 11,476,000	Euro 2,913,356	Standard Bank	226
5/31/11	South Korean Won 568,000,000	United States Dollar 507,778	Barclays Bank PLC	23,433
5/31/11	South Korean Won 544,000,000	United States Dollar 486,322	Citigroup Global Markets	22,443
5/31/11	Swedish Krona 31,216,800	Euro 3,531,552	Credit Suisse	(68,086)
6/3/11	South African Rand 30,573,046	United States Dollar 4,608,678	Standard Bank	29,032
6/3/11	Yuan Renminbi 1,950,000	United States Dollar 294,740	Bank of America	7,141
6/3/11	Yuan Renminbi 1,950,000	United States Dollar 294,606	Deutsche Bank	7,274
6/6/11	Indian Rupee 51,000,000	United States Dollar 1,126,325	Deutsche Bank	19,795
6/6/11	Indonesian Rupiah 8,260,000,000	United States Dollar 927,048	Bank of America	36,616
6/6/11	Indonesian Rupiah 6,838,000,000	United States Dollar 786,791	Citigroup Global Markets	10,973
6/6/11	Malaysian Ringgit 8,573,000	United States Dollar 2,807,046	Bank of America	89,031
6/6/11	Polish Zloty 7,125,614	United States Dollar 2,583,000	Goldman Sachs, Inc.	92,905
6/6/11	Polish Zloty 13,513,870	United States Dollar 4,749,875	JPMorgan Chase Bank	325,032
6/7/11	Indonesian Rupiah 4,650,000,000	United States Dollar 523,531	Barclays Bank PLC	18,937
6/7/11	Indonesian Rupiah 4,880,000,000	United States Dollar 549,550	Deutsche Bank	19,750
6/7/11	Singapore Dollar 2,225,000	United States Dollar 1,754,593	Bank of America	63,115
6/7/11	Singapore Dollar 2,225,000	United States Dollar 1,755,078	Citigroup Global Markets	62,631
6/7/11	Swedish Krona 37,111,000	Euro 4,120,514	Credit Suisse	33,159
6/9/11	Indonesian Rupiah 5,675,000,000	United States Dollar 640,808	Barclays Bank PLC	21,161

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/9/11	Indonesian Rupiah 5,675,000,000	United States Dollar 640,881	Standard Chartered Bank	$21,088
6/9/11	Malaysian Ringgit 5,510,000	United States Dollar 1,811,308	Deutsche Bank	49,913
6/9/11	South Korean Won 890,000,000	United States Dollar 827,676	Bank of America	4,557
6/9/11	South Korean Won 1,200,000,000	United States Dollar 1,101,301	Barclays Bank PLC	20,810
6/9/11	South Korean Won 948,000,000	United States Dollar 860,566	Credit Suisse	25,902
6/9/11	South Korean Won 1,290,000,000	United States Dollar 1,200,782	Credit Suisse	5,488
6/10/11	Polish Zloty 98,917,720	United States Dollar 34,369,105	Citigroup Global Markets	2,763,652
6/10/11	South Korean Won 145,000,000	United States Dollar 132,541	Barclays Bank PLC	3,039
6/10/11	South Korean Won 147,000,000	United States Dollar 134,375	Citigroup Global Markets	3,074
6/10/11	South Korean Won 148,000,000	United States Dollar 135,271	Goldman Sachs, Inc.	3,114
6/13/11	Indian Rupee 10,950,000	United States Dollar 245,186	Bank of America	597
6/13/11	Indian Rupee 12,310,000	United States Dollar 275,638	Barclays Bank PLC	671
6/13/11	Indian Rupee 13,390,000	United States Dollar 299,888	Credit Suisse	663
6/13/11	Indian Rupee 13,390,000	United States Dollar 299,888	Goldman Sachs, Inc.	663
6/13/11	Malaysian Ringgit 6,300,000	United States Dollar 2,070,393	Citigroup Global Markets	57,480
6/13/11	Malaysian Ringgit 11,500,000	United States Dollar 3,806,057	Standard Chartered Bank	78,156
6/13/11	South Korean Won 1,168,000,000	United States Dollar 1,069,499	Deutsche Bank	22,409
6/14/11	Malaysian Ringgit 5,800,000	United States Dollar 1,902,575	Bank of America	56,373
6/14/11	South Korean Won 708,600,000	United States Dollar 646,651	Barclays Bank PLC	15,743
6/14/11	South Korean Won 1,480,000,000	United States Dollar 1,351,969	Credit Suisse	31,524
6/14/11	South Korean Won 642,000,000	United States Dollar 585,927	Goldman Sachs, Inc.	14,210
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	Citigroup Global Markets	6,519
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	HSBC Bank USA	14,198

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/21/11	Serbian Dinar 33,685,000	Euro 327,261	HSBC Bank USA	$13,029
6/27/11	Malaysian Ringgit 7,738,000	United States Dollar 2,543,303	Deutsche Bank	69,396
6/27/11	Norwegian Krone 14,564,882	Euro 1,867,604	Standard Bank	4,976
6/30/11	Czech Koruna 33,030,000	Euro 1,369,687	Deutsche Bank	(3,372)
6/30/11	Hungarian Forint 896,948,135	Euro 3,367,554	Standard Bank	13,248
6/30/11	Malaysian Ringgit 6,300,000	United States Dollar 2,074,894	Bank of America	52,120
7/5/11	Brazilian Real 4,344,000	United States Dollar 2,684,796	Credit Suisse	61,182
7/5/11	Brazilian Real 26,430,000	United States Dollar 15,487,841	Standard Bank	1,219,388
7/5/11	Brazilian Real 4,600,000	United States Dollar 2,702,703	Standard Chartered Bank	205,101
7/5/11	Serbian Dinar 84,685,000	Euro 836,674	Deutsche Bank	8,081
7/6/11	Indian Rupee 74,100,000	United States Dollar 1,632,878	Citigroup Global Markets	23,818
7/11/11	Indian Rupee 22,400,000	United States Dollar 499,777	Goldman Sachs, Inc.	608
7/11/11	Malaysian Ringgit 13,890,000	United States Dollar 4,577,964	Bank of America	109,812
7/11/11	Malaysian Ringgit 7,320,000	United States Dollar 2,414,168	Deutsche Bank	56,279
7/12/11	Malaysian Ringgit 17,800,000	United States Dollar 5,880,021	JPMorgan Chase Bank	127,089
7/18/11	Ghanaian Cedi 829,820	United States Dollar 537,797	Standard Bank	1,609
7/18/11	Malaysian Ringgit 45,150,000	United States Dollar 14,877,912	Standard Chartered Bank	355,236
7/20/11	Ghanaian Cedi 3,288,700	United States Dollar 2,131,367	Standard Bank	5,307
7/25/11	Indian Rupee 96,573,000	United States Dollar 2,141,783	Credit Suisse	10,419
7/25/11	Malaysian Ringgit 36,075,000	United States Dollar 11,960,810	Deutsche Bank	206,810
7/28/11	Malaysian Ringgit 13,000,000	United States Dollar 4,330,446	Bank of America	53,708
7/29/11	Malaysian Ringgit 3,530,000	United States Dollar 1,183,214	Barclays Bank PLC	7,201
7/29/11	Serbian Dinar 48,350,000	Euro 470,789	Citigroup Global Markets	10,153

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

7/29/11	Serbian Dinar 64,194,000	Euro 626,283	Standard Bank	$11,678
8/2/11	Brazilian Real 13,500,000	United States Dollar 7,721,787	HSBC Bank USA	768,972
8/4/11	Serbian Dinar 32,219,000	Euro 316,960	Barclays Bank PLC	1,224
8/4/11	Serbian Dinar 54,106,000	Euro 529,931	JPMorgan Chase Bank	5,522
8/9/11	Yuan Renminbi 2,470,000	United States Dollar 369,263	Goldman Sachs, Inc.	15,818
8/24/11	Yuan Renminbi 1,920,000	United States Dollar 287,511	Bank of America	12,147
10/12/11	Yuan Renminbi 2,000,000	United States Dollar 309,191	Deutsche Bank	4,060
10/12/11	Yuan Renminbi 13,300,000	United States Dollar 2,048,991	JPMorgan Chase Bank	34,126
10/13/11	Russian Ruble 231,059,000	United States Dollar 8,087,045	Credit Suisse	219,248
10/13/11	Zambian Kwacha 749,000,000	United States Dollar 152,143	Standard Chartered Bank	2,841
11/28/11	Yuan Renminbi 4,545,800	United States Dollar 700,000	Barclays Bank PLC	14,219
11/28/11	Yuan Renminbi 4,547,550	United States Dollar 700,000	JPMorgan Chase Bank	14,494
11/28/11	Yuan Renminbi 9,093,000	United States Dollar 1,400,000	Standard Chartered Bank	28,657
12/8/11	Russian Ruble 296,460,000	United States Dollar 9,187,573	HSBC Bank USA	1,408,055
12/13/11	Mexican Peso 217,378,684	United States Dollar 16,856,874	HSBC Bank USA	1,597,748
12/30/11	Yuan Renminbi 6,600,000	United States Dollar 1,020,882	Bank of America	18,129
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	Barclays Bank PLC	(279)
1/30/12	Yuan Renminbi 4,190,000	United States Dollar 648,828	Bank of America	12,049
1/30/12	Yuan Renminbi 14,416,000	United States Dollar 2,234,935	Barclays Bank PLC	38,859
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs, Inc.	17,099
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	9,985

				$14,528,740

At April 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $682,690 and a payable of $360,479.

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
					Net Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/11	36 Euro-Bobl	Short	$(6,175,063)	$(6,144,759)	$30,304
6/11	18 Euro-Bund	Short	(3,265,136)	(3,277,133)	(11,997)
6/11	10 Euro-Buxl	Short	(1,539,508)	(1,535,953)	3,555
6/11	16 Gold	Short	(2,336,051)	(2,490,240)	(154,189)
6/11	6 Japan 10-Year Bond	Short	(10,270,603)	(10,359,366)	(88,763)
6/11	17 U.S. 2-Year Treasury Note	Short	(3,705,469)	(3,725,125)	(19,656)
6/11	19 U.S. 5-Year Treasury Note	Short	(2,214,688)	(2,250,907)	(36,219)
6/11	7 U.S. 10-Year Treasury Note	Short	(829,719)	(847,985)	(18,266)
6/11	74 U.S. 30-Year Treasury Bond	Short	(8,824,500)	(9,055,750)	(231,250)
6/11	3 U.S. Ultra-Long Treasury Bond	Short	(358,001)	(377,625)	(19,624)
7/11	22 Platinum	Long	1,973,547	2,052,050	78,503

					$(467,602)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	ILS 640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(935)
Bank of America	ILS 600	Receive	3-month ILS TELBOR	4.54	1/6/15	(2,314)
Bank of America	MXN 26,000	Pay	Mexican Interbank Deposit Rate	6.46	9/24/20	(150,566)
Bank of America	PLN 10,700	Pay	6-month PLN WIBOR	4.88	9/14/14	11,089
Bank of America	PLN 3,600	Pay	6-month PLN WIBOR	4.95	9/14/20	(38,274)
Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.15	3/5/20	258
Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.16	3/8/20	211
Barclays Bank PLC	MYR 26,000	Pay	3-month MYR KLIBOR	3.39	11/23/13	(47,725)
Barclays Bank PLC	MYR 18,000	Pay	3-month MYR KLIBOR	3.70	10/19/15	(50,386)
Barclays Bank PLC	MYR 10,000	Pay	3-month MYR KLIBOR	4.13	10/19/20	(77,530)
Barclays Bank PLC	PLN 8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	79,785
Barclays Bank PLC	PLN 14,300	Pay	6-month PLN WIBOR	5.02	7/30/14	51,659
Barclays Bank PLC	PLN 24,000	Pay	6-month PLN WIBOR	5.18	11/9/14	(67,007)
Barclays Bank PLC	PLN 2,300	Pay	6-month PLN WIBOR	5.36	7/30/20	3,825
Barclays Bank PLC	THB 143,000	Pay	6-month THBFIX	3.34	2/16/15	(26,749)
Barclays Bank PLC	THB 149,550	Pay	6-month THBFIX	3.21	10/4/20	(354,950)
Barclays Bank PLC	ZAR 53,700	Pay	3-month JIBAR	7.41	9/24/20	(360,463)
Citigroup Global Markets	MXN 50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	318,724

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Citigroup Global Markets	MXN 48,000	Pay	Mexican Interbank Deposit Rate	6.86%	11/10/20	$(165,701)
Citigroup Global Markets	MYR 37,000	Pay	3-month MYR KLIBOR	3.48	3/4/13	(11,643)
Citigroup Global Markets	THB 69,000	Pay	6-month THBFIX	3.40	1/14/15	4,223
Credit Suisse	MXN 42,000	Pay	Mexican Interbank Deposit Rate	6.24	7/31/15	(36,034)
Credit Suisse	MXN 45,000	Pay	Mexican Interbank Deposit Rate	5.84	10/1/15	(109,900)
Credit Suisse	MXN 41,500	Pay	Mexican Interbank Deposit Rate	6.36	10/23/20	(269,279)
Credit Suisse	PLN 10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	108,573
Deutsche Bank	MYR 10,800	Pay	3-month MYR KLIBOR	4.38	11/23/20	(6,470)
Deutsche Bank	PLN 5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	(34,197)
Deutsche Bank	PLN 3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(32,809)
HSBC Bank USA	MXN 44,030	Pay	Mexican Interbank Deposit Rate	7.28	12/23/20	(47,047)
HSBC Bank USA	THB 262,000	Pay	6-month THBFIX	2.67	10/21/15	(377,463)
HSBC Bank USA	THB 94,300	Pay	6-month THBFIX	3.26	8/19/20	(195,724)
HSBC Bank USA	THB 159,000	Pay	6-month THBFIX	3.50	11/25/20	(206,944)
JPMorgan Chase Bank	BRL 41,183	Pay	Brazilian Interbank Deposit Rate	11.41	7/2/12	(265,184)
JPMorgan Chase Bank	MXN 50,500	Pay	Mexican Interbank Deposit Rate	5.31	9/19/12	199
JPMorgan Chase Bank	MYR 4,750	Pay	3-month MYR KLIBOR	4.44	4/8/19	16,477
JPMorgan Chase Bank	PLN 16,600	Pay	6-month PLN WIBOR	4.75	10/11/13	49,755
JPMorgan Chase Bank	PLN 31,500	Pay	6-month PLN WIBOR	5.06	11/26/13	(47,196)
JPMorgan Chase Bank	PLN 16,200	Pay	6-month PLN WIBOR	4.93	10/13/17	(104,057)
JPMorgan Chase Bank	PLN 9,900	Pay	6-month PLN WIBOR	4.91	10/11/18	(87,876)
JPMorgan Chase Bank	PLN 15,099	Pay	6-month PLN WIBOR	5.62	4/8/21	(13,343)
JPMorgan Chase Bank	THB 108,000	Pay	6-month THBFIX	3.22	10/21/20	(258,172)
JPMorgan Chase Bank	ZAR 36,500	Pay	3-month JIBAR	9.05	10/12/15	322,867
Standard Chartered Bank	BRL 19,000	Pay	Brazilian Interbank Deposit Rate	12.12	1/2/13	(68,297)

						$(2,546,590)

BRL	- Brazilian Real
ILS	- Israeli Shekel
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PLN	- Polish Zloty
THB	- Thailand Baht
ZAR	- South African Rand

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection
						Current		Upfront
		Notional	Contract			Market		Payments	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)

Argentina	Bank of America	$4,959	5.00	%(1)	6/20/13	4.38%	$91,476	$(29,810)	$61,666
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	4.38	28,038	(20,841)	7,197
Argentina	Bank of America	760	5.00	(1)	6/20/13	4.38	14,019	(10,730)	3,289
Argentina	Bank of America	667	5.00	(1)	6/20/13	4.38	12,309	(12,427)	(118)
Argentina	Bank of America	695	5.00	(1)	6/20/13	4.38	12,815	(13,365)	(550)
Argentina	Citigroup Global Markets	375	5.00	(1)	6/20/16	5.79	(10,395)	9,730	(665)
Argentina	Credit Suisse	826	5.00	(1)	6/20/13	4.38	15,236	(4,965)	10,271
Argentina	Credit Suisse	763	5.00	(1)	6/20/13	4.38	14,074	(10,801)	3,273
Argentina	Credit Suisse	379	5.00	(1)	6/20/13	4.38	6,991	(3,809)	3,182
Argentina	Credit Suisse	734	5.00	(1)	6/20/13	4.38	13,540	(10,391)	3,149
Argentina	Credit Suisse	847	5.00	(1)	6/20/16	5.79	(23,478)	20,950	(2,528)
Argentina	Credit Suisse	670	5.00	(1)	6/20/16	5.79	(18,572)	15,223	(3,349)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	4.38	13,540	(10,391)	3,149
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	4.38	12,322	(9,451)	2,871
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	4.38	12,817	(13,367)	(550)
Iceland	JPMorgan Chase Bank	500	1.75		3/20/18	2.50	(20,433)	—	(20,433)
Iceland	JPMorgan Chase Bank	200	2.10		3/20/23	2.49	(5,855)	—	(5,855)
Iceland	JPMorgan Chase Bank	200	2.45		3/20/23	2.49	(34)	—	(34)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.10	(2,728)	5,801	3,073
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.10	(1,848)	4,119	2,271
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.10	(2,640)	6,534	3,894
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.10	(1,989)	4,964	2,975
South Africa	Credit Suisse	840	1.00	(1)	12/20/15	1.10	(2,957)	16,426	13,469
South Africa	Credit Suisse	790	1.00	(1)	12/20/15	1.10	(2,781)	7,566	4,785
South Africa	Credit Suisse	775	1.00	(1)	12/20/15	1.10	(2,728)	6,818	4,090
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.06	(662)	10,475	9,813
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.10	(2,148)	5,360	3,212
South Africa	Goldman Sachs, Inc.	820	1.00	(1)	12/20/15	1.10	(2,887)	7,853	4,966
South Africa	Goldman Sachs, Inc.	815	1.00	(1)	12/20/15	1.10	(2,869)	7,516	4,647
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.06	(1,986)	19,139	17,153

							$140,187	$(1,874)	$138,313

Credit Default Swaps — Buy Protection
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(1,051)	$—	$(1,051)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(6,491)	—	(6,491)
Brazil	Bank of America	350	1.00	(1)	6/20/20	11,553	(11,731)	(178)
Brazil	Bank of America	825	1.00	(1)	6/20/20	27,232	(34,890)	(7,658)
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	106,045	(89,124)	16,921
Brazil	Bank of America	883	1.00	(1)	12/20/20	32,289	(31,727)	562

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Bank of America	$387	1.00	%(1)	12/20/20	$14,151	$(13,601)	$550
Brazil	Bank of America	120	1.00	(1)	12/20/20	4,388	(4,035)	353
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(9,110)	—	(9,110)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	28,156	(28,312)	(156)
Brazil	Citigroup Global Markets	190	1.00	(1)	12/20/20	6,948	(6,463)	485
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	58,507	(36,693)	21,814
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	6,948	(7,210)	(262)
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	5,851	(5,443)	408
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	29,254	(22,915)	6,339
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	5,485	(5,102)	383
Egypt	Bank of America	550	1.00	(1)	9/20/15	49,935	(23,128)	26,807
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	10,601	(4,217)	6,384
Egypt	Citigroup Global Markets	650	1.00	(1)	12/20/15	62,770	(40,595)	22,175
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	17,495	(10,134)	7,361
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	17,495	(10,645)	6,850
Egypt	Credit Suisse	1,085	1.00	(1)	12/20/15	104,778	(67,768)	37,010
Egypt	Credit Suisse	375	1.00	(1)	12/20/15	36,213	(21,941)	14,272
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	21,202	(8,344)	12,858
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	12,722	(6,755)	5,967
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	8,481	(5,065)	3,416
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	8,481	(5,231)	3,250
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	11,349	(6,744)	4,605
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	135,197	(65,600)	69,597
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	89,809	(52,836)	36,973
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	17,495	(10,196)	7,299
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	8,747	(5,091)	3,656
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	8,480	(5,132)	3,348
Greece	Citigroup Global Markets	225	1.00	(1)	6/20/15	108,636	(35,863)	72,773
Guatemala	Citigroup Global Markets	458	1.00	(1)	9/20/20	30,693	(33,032)	(2,339)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	14,955	(11,212)	3,743
Lebanon	Citigroup Global Markets	250	3.30		9/20/14	(1,696)	—	(1,696)
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	14,955	(11,381)	3,574
Lebanon	Citigroup Global Markets	150	1.00	(1)	12/20/14	11,216	(8,240)	2,976
Lebanon	Citigroup Global Markets	100	1.00	(1)	12/20/14	7,477	(5,606)	1,871
Lebanon	Credit Suisse	300	1.00	(1)	3/20/15	24,282	(16,465)	7,817
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,094	(5,520)	2,574
Lebanon	Credit Suisse	1,000	1.00	(1)	12/20/15	99,701	(79,091)	20,610
Lebanon	Credit Suisse	840	1.00	(1)	12/20/15	83,748	(69,639)	14,109
Lebanon	Credit Suisse	350	1.00	(1)	12/20/15	34,895	(27,620)	7,275
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,094	(5,096)	2,998
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	113,658	(93,627)	20,031
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	86,241	(71,334)	14,907
Malaysia	Bank of America	200	0.83		12/20/14	(2,266)	—	(2,266)
Malaysia	Barclays Bank PLC	300	2.40		3/20/14	(17,671)	—	(17,671)
Malaysia	Barclays Bank PLC	400	0.82		12/20/14	(4,385)	—	(4,385)
Malaysia	Citigroup Global Markets	300	2.45		3/20/14	(18,119)	—	(18,119)
Philippines	Bank of America	700	1.00	(1)	12/20/15	3,953	(14,092)	(10,139)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(370)	(3,209)	(3,579)

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Philippines	Barclays Bank PLC	$500	1.70%		12/20/14	$(15,171)	$—	$(15,171)
Philippines	Barclays Bank PLC	300	1.84		12/20/14	(10,649)	—	(10,649)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,586)	—	(3,586)
Philippines	Citigroup Global Markets	200	1.84		12/20/14	(7,099)	—	(7,099)
Philippines	Citigroup Global Markets	100	1.86		12/20/14	(3,623)	—	(3,623)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(390)	(3,683)	(4,073)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	1,534	(13,646)	(12,112)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(370)	(3,209)	(3,579)
Philippines	JPMorgan Chase Bank	400	1.69		12/20/14	(11,990)	—	(11,990)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	42,528	(83,635)	(41,107)
Russia	Bank of America	540	1.00	(1)	6/20/15	1,755	(24,652)	(22,897)
Russia	Bank of America	860	1.00	(1)	12/20/20	41,191	(54,889)	(13,698)
Russia	Barclays Bank PLC	500	1.00	(1)	12/20/20	23,948	(31,538)	(7,590)
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	325	(1,285)	(960)
Russia	Credit Suisse	200	1.00	(1)	3/20/15	325	(2,226)	(1,901)
Russia	Credit Suisse	300	1.00	(1)	6/20/15	976	(3,644)	(2,668)
Russia	Deutsche Bank	490	1.00	(1)	12/20/20	23,469	(31,274)	(7,805)
South Africa	Bank of America	300	1.00	(1)	12/20/19	9,974	(12,025)	(2,051)
South Africa	Bank of America	775	1.00	(1)	12/20/20	31,097	(28,784)	2,313
South Africa	Bank of America	525	1.00	(1)	12/20/20	21,066	(21,388)	(322)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	9,974	(13,900)	(3,926)
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	3,501	(3,552)	(51)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	22,671	(20,907)	1,764
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	30,094	(29,415)	679
South Africa	Citigroup Global Markets	150	1.00	(1)	12/20/19	4,987	(7,902)	(2,915)
South Africa	Citigroup Global Markets	100	1.00	(1)	3/20/20	3,501	(5,544)	(2,043)
South Africa	Credit Suisse	100	1.00	(1)	3/20/20	3,501	(3,895)	(394)
South Africa	Credit Suisse	100	1.00	(1)	3/20/20	3,501	(4,739)	(1,238)
South Africa	Credit Suisse	775	1.00	(1)	12/20/20	31,097	(30,604)	493
South Africa	Credit Suisse	790	1.00	(1)	12/20/20	31,699	(32,783)	(1,084)
South Africa	Credit Suisse	840	1.00	(1)	12/20/20	33,705	(42,842)	(9,137)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	19,232	(26,702)	(7,470)
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	24,477	(23,524)	953
South Africa	Goldman Sachs, Inc.	815	1.00	(1)	12/20/20	32,702	(32,064)	638
South Africa	Goldman Sachs, Inc.	820	1.00	(1)	12/20/20	32,903	(32,784)	119
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	3,325	(5,493)	(2,168)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	3,324	(6,592)	(3,268)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(3,827)	(326)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(3,964)	(463)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(5,478)	(1,977)
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	16,225	(15,305)	920
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	69,215	(68,697)	518
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	29,663	(29,549)	114
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	68,228	(68,991)	(763)
Spain	Citigroup Global Markets	300	1.00	(1)	3/20/20	28,066	(7,311)	20,755
Spain	Citigroup Global Markets	300	1.00	(1)	3/20/20	28,066	(15,055)	13,011
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,066	(6,903)	21,163
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,066	(15,055)	13,011

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
								Upfront
		Notional		Contract				Payments	Net Unrealized
		Amount		Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Spain	Deutsche Bank		$550	1.00	%(1)	6/20/20	$52,457	$(35,611)	$16,846
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	322,843	(279,968)	42,875
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	66,250	(66,991)	(741)
Spain	Goldman Sachs, Inc.		193	1.00	(1)	9/20/20	18,752	(18,065)	687
Thailand	Barclays Bank PLC		400	0.97		9/20/19	11,162	—	11,162
Thailand	Citigroup Global Markets		400	0.86		12/20/14	330	—	330
Thailand	Citigroup Global Markets		200	0.95		9/20/19	5,872	—	5,872
Thailand	Goldman Sachs, Inc.		1,500	1.00	(1)	3/20/16	5,778	(12,229)	(6,451)
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	92	—	92
Uruguay	Citigroup Global Markets		100	1.00	(1)	6/20/20	7,655	(6,976)	679
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	7,654	(6,812)	842
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	28,983	(4,757)	24,226
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	6,238	(560)	5,678
Citibank Corp.	Bank of America		490	1.00	(1)	9/20/20	15,304	(29,119)	(13,815)
Citibank Corp.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	15,304	(30,820)	(15,516)
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	3,838	(6,071)	(2,233)
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	5,049	(2,731)	2,318
OAO Gazprom	Barclays Bank PLC		150	1.00	(1)	6/20/15	3,927	(8,232)	(4,305)
OAO Gazprom	Deutsche Bank		150	1.00	(1)	6/20/15	3,927	(8,285)	(4,358)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	8,315	(11,239)	(2,924)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	8,315	(11,597)	(3,282)
OAO Gazprom	Goldman Sachs, Inc.		100	1.00	(1)	9/20/20	8,315	(11,306)	(2,991)
OAO Gazprom	Goldman Sachs, Inc.		390	1.00	(1)	9/20/20	32,429	(46,306)	(13,877)
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	(619)	(80)	(699)
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	5,231	(8,195)	(2,964)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	920	1.00	(1)	6/20/16	17,185	(27,395)	(10,210)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	3,100	1.00	(1)	6/20/16	254,465	(318,292)	(63,827)

							$3,208,149	$(2,968,587)	$239,562

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $25,457,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Deutsche Bank	COP 5,200,000	$2,728	6-Month USD-LIBOR-BBA	3.32%	12/17/13	$218,167

$218,167

COP - Colombian Peso

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $1,266,590. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,106,955 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $17,534,131, with the highest amount from any one counterparty being $4,696,971. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $8,059,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

	Fair Value
			Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$107,015	$61,960	$—	$5,280
Net unrealized appreciation*	—	—	—	33,859	78,503
Receivable for open and closed forward foreign currency exchange contracts	—	—	15,323,990	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	3,569,982	—	—	1,185,812	—

Total Asset Derivatives	$3,569,982	$107,015	$15,385,950	$1,219,671	$83,783

Net unrealized appreciation*	$—	$—	$—	$(425,775)	$(154,189)
Payable for open forward commodity contracts	—	—	—	—	(795,970)
Payable for open and closed forward foreign currency exchange contracts	—	—	(4,537,810)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(221,646)	—	—	(3,514,235)	—

Total Liability Derivatives	$(221,646)	$—	$(4,537,810)	$(3,940,010)	$(950,159)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

			Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Equity	Exchange	Rate	Commodity

Net realized gain (loss) —
Financial futures contracts	$—	$—	$—	$148,216	$(125,347)
Swap contracts	(420,867)	—	—	140,454	—
Forward commodity contracts	—	—	—	—	(19,234)
Foreign currency and forward foreign currency exchange contract transactions	—	—	4,478,481	—	—

Total	$(420,867)	$—	$4,478,481	$288,670	$(144,581)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(376,745)	$(183,195)	$—	$(36,420)
Financial futures contracts	—	—	—	(391,303)	(75,686)
Swap contracts	648,304	—	—	(3,260,246)	—
Forward commodity contracts	—	—	—	—	(795,970)
Foreign currency and forward foreign currency exchange contracts	—	—	11,019,137	—	—

Total	$648,304	$(376,745)	$10,835,942	$(3,651,549)	$(908,076)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $23,446,000, $1,564,000, $463,134,000 and $423,068,000, respectively.

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six months ended April 30, 2011 which are indicative of the volume of these derivative types, were approximately $16,813,000, 57,300,000 contracts and 6 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$481,210,286	$—	$481,210,286
Mortgage Pass-Throughs	—	13,983,241	—	13,983,241
U.S. Government Agency Obligations	—	7,384,344	—	7,384,344
Precious Metals	12,736,074	—	—	12,736,074
Currency Options Purchased	—	61,960	—	61,960
Put Options Purchased	5,280	107,015	—	112,295
Short-Term Investments —
Foreign Government Securities	—	122,371,858	—	122,371,858
U.S. Treasury Obligations	—	2,338,120	—	2,338,120
Repurchase Agreements	—	5,266,748	—	5,266,748
Other Securities	—	33,261,562	—	33,261,562

Total Investments	$12,741,354	$665,985,134	$—	$678,726,488

Forward Foreign Currency Exchange Contracts	$—	$15,323,990	$—	$15,323,990
Swaps Contracts	—	4,755,794	—	4,755,794
Futures Contracts	112,362	—	—	112,362

Total	$12,853,716	$686,064,918	$—	$698,918,634

Liability Description

Securities Sold Short	$—	$(4,530,054)	$—	$(4,530,054)
Forward Commodity Contracts	—	(795,970)	—	(795,970)
Forward Foreign Currency Exchange Contracts	—	(4,537,810)	—	(4,537,810)
Swaps Contracts	—	(3,735,881)	—	(3,735,881)
Futures Contracts	(579,964)	—	—	(579,964)

Total	$(579,964)	$(13,599,715)	$—	$(14,179,679)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM’s and BMR’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates in recent years to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund and by the Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and the Portfolio level, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040-6/11	EMISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	June 14, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 14, 2011

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	June 14, 2011